Related Party Transactions (Details Textual) - CAD ($)	1 Months Ended	12 Months Ended
	Dec. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions related parties [Line Items]
Payment Of Consulting Fees To Related Party			$ 0
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		$ 1,204,000	$ 1,530,000
Other related parties [member]
Disclosure of transactions related parties [Line Items]
Payment Of Consulting Fees To Related Party		$ 125,000
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	$ 250,000
Crystalized foreign exchange gain	$ 1,000,000